Property, plant and equipment - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) lease_contract	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ (1,101)	€ 1,044
Number of new lease contracts | lease_contract	2
Disposals, property, plant and equipment	€ 14	42
IFRS 16 impacts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			€ 5,500
Lease contract, Wattignies
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense	35
Lease contract, Villejuif
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense	15
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	515	2,522
Disposals, property, plant and equipment	57	64
Fixtures, fittings and installations | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	16	815
Disposals, property, plant and equipment	€ 0	0
Fixtures, fittings and installations | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Fixtures, fittings and installations | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Right of use – Buildings | IFRS 16 impacts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			€ 5,400
Percentage of increase in rights of use assets related to the buildings lease contracts			98.00%
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 418	1,349
Disposals, property, plant and equipment	14	0
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Oberkampf street
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	155
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Faubourg Saint-Antoine
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	140
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Alfortville
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	43
Right of use – Buildings | Gross book value of tangible assets | Lease contract, parking Villejuif
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	€ 30
Right of use – Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Right of use – Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Technical equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 42	120
Disposals, property, plant and equipment	€ 0	0
Technical equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	3 years
Technical equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Office and IT equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 37	145
Disposals, property, plant and equipment	€ 1	13
Office and IT equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Office and IT equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Transport equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 0	0
Disposals, property, plant and equipment	€ 0	0
Transport equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Transport equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Right of use – Transport equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 0	82
Disposals, property, plant and equipment	€ 41	€ 51
Right of use – Transport equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Right of use – Transport equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years